                                          OppenheimerFunds, Inc.
                                        Two World Financial Center
                                      225 Liberty Street, 11th Floor
                                      New York, New York 10281-1008

Carl Algermissen
Vice President &
Associate Counsel

January 30, 2008

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

         Re:    Oppenheimer Champion Income Fund ("Registrant")
                Reg. No. 33-16494; File No. 811-5281

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective
Amendment No. 34 to the Registrant's Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on January 25, 2008.

                                                     Very truly yours,

                                                     /s/ Carl Algermissen
                                                     Carl Algermissen
                                                     Vice President and Associate Counsel

cc:    Myer, Swanson, Adams & Wolf, P.C.
       Deloitte & Touche LLP
       Gloria LaFond